Unaudited Interim Condensed Consolidated Statement of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023 [1]
Cash flows from operating activities
Receipts from customers (inclusive of GST)	$ 2,281,896	$ 426,128
Payments to suppliers and employees (inclusive of GST)	(3,524,972)	(2,821,962)
Interest received	123,388	196,555
Interest paid on lease liabilities	(15,747)	(5,636)
Government grants received	45,977	72,980
Net cash used in operating activities	(1,089,458)	(2,131,935)
Cash flows from investing activities
Payments for property, plant and equipment	(19,458)	(4,304)
Net cash used in investing activities	(19,458)	(4,304)
Cash flows from financing activities
Proceeds from shares issuance	2,949,909
Capital raising costs	(436,203)
Shares buyback (Small parcel plan) payments		(20,291)
Repayment of lease liabilities	(115,163)	(124,949)
Net cash provided by / (used in) financing activities	2,398,543	(145,240)
Net increase (decrease) in cash and cash equivalents and restricted cash	1,289,627	(2,281,479)
Cash and cash equivalents and restricted cash at the beginning of the financial half-year	8,444,709	12,891,672
Cash and cash equivalents and restricted cash at the end of the financial half-year	$ 9,734,336	$ 10,610,193

[1]	Restated throughout for presentation in US Dollars. See note 1 to the unaudited interim condensed consolidated financial statements for further details.